17. SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note 17. SUBSEQUENT EVENTS	Subsequent to March 31, 2013, the Company granted 50,000 stock options with an exercise price of C$0.32. 1,292,500 stock options with an exercise price of C$2.00 expired.